INCOME TAXES (Schedule of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current	$ 2.3	$ 5.5	$ 0.0
Deferred	(6.6)	4.6	1.4
Income tax expense	$ (4.3)	$ 10.1	$ 1.4